Share-based payments	9 Months Ended
Sep. 30, 2020
Share-based payments
Share-based payments

12 Share‑based payments

At September 30, 2020 the Group had the following share‑based payment arrangements.

(i)          Equity share option - Replacement (ESOP 2017)

In 2017, the Group established a second virtual share option program ("2017 VSOP”) that entitled the management board to grant virtual share options to individuals, in regard to services they provide and their continuous commitment to the Group.

For the nine months ended September 30, 2019, the Group recognized EUR 5,299k of share-based payment expense in the statement of comprehensive income in relation to the cash-settled virtual share option programs of Centogene GmbH, which were cancelled upon completion of IPO.

In  connection with the IPO (see note 1), a transfer agreement was entered into between the holders of the 2017 VSOP, Centogene GmbH and the Company in November 2019, under which the 2017 VSOP was terminated, and the option holders were granted new share options of Centogene N.V. (“ESOP 2017”). This transaction was accounted for as a replacement, no incremental fair value arose on this transaction.

The number of options granted to each holder under ESOP 2017 was based on the number of options granted to them under 2017 VSOP  and the IPO price of Centogene N.V. Accordingly, 805,308 new share options were granted pursuant to Centogene N.V’s long-term incentive plan (the “Long-term Incentive Plan”), with each option representing one common share of Centogene N.V., and an exercise price equal to the nominal value of the share of Centogene N.V., which is EUR 0.12.

The options were considered vested upon the completion of the IPO, but were not exercisable in the first 180 days subsequent to the listing (lock-up period).

The remaining contractual life for the share options as at September 30, 2020 is 9.25 years (December 31, 2019: 10 years).

The share options issued under ESOP 2017 are equity-settled and the fair value of the options were fully recognized in equity under capital reserve on the date of grant, i.e. at the replacement date.

(ii)         Equity share option 2019 (ESOP 2019)

In 2019, an agreement was entered into between the Company and an individual of the Supervisory Board.  According to this agreement, a total of 396,522 options, each option representing one common share, were granted pursuant to the Long-term Incentive Plan to the individual Supervisory Board member with exercise price equaling to the IPO price, which is EUR 12.58 per option, on the date of the IPO of the Company.  The vesting period shall be three years commencing on the day of grant, where one-third of the granted options shall be vested at the end of each year of grant, and the first year ending on March 31, 2020.

The contractual life for the share options as at December 31, 2019 is ten years and the weighted average fair value of options outstanding was EUR 9.08.  The share options issued under “ESOP 2019” will be equity-settled and the fair value of the options were recognized in equity under capital reserve, based on the fair value on the date of grant, and will be charged to profit or loss over the vesting period by using the graded vested approach. For the three and nine months ended September 30, 2020, the Group recognized EUR 336k and EUR 1,728k respectively, of share-based payment expense in the statement of comprehensive income.

(iii)         Long-Term Incentive Plan (LTIP)

In 2019, the Company established a Long-Term Incentive Plan (“LTIP”) that entitled the Supervisory Board or the Management Board, as applicable, to grant share-based awards to members of the Supervisory Board, members of the Management Board, employees, officers and certain other service providers. Under the LTIP, the maximum number of shares underlying awards made under the LTIP (excluding awards granted in replacement of other awards in connection with an acquisition, merger or business combination) shall not exceed 13% of the Company’s issued share capital immediately following the completion of the initial public offering of the Company's ordinary shares, provided that, on January 1, 2020 and on January 1 of each calendar year thereafter, such maximum number shall be increased with an additional number of shares equal to 3% of the Company’s issued share capital on such date (or any lower number of Shares as determined by the Supervisory Board).

Effective as of September 11, 2020, the Supervisory Board granted members of the Management Board the following options and restricted stock units ("RSUs") under the LTIP:

a.	to the Company’s Chief Executive Officer: 36,175 Options and 72,350 RSUs;
b.	to the Company’s Chief Financial Officer: 16,250 Options and 32,250 RSUs; and
c.	to the Company’s Chief Information Officer: 15,000 Options and 30,000 RSUs.

Effective as of September 11, 2020, the Management Board granted 87,500 options and 75,000 RSUs to other key current and former executive officers.

Apart from one award that immediately vested in full on the grant date and another award that vests in three equal tranches on each anniversary of its date of first employment, all other awards referred to above shall vest in three equal tranches from January 1 following the grant date, in accordance with the following vesting schedule:

i.	one third of the awards vest on January 1, 2021;
ii.	one third of the awards vest on January 1, 2022; and
iii.	one third of the awards vest on January 1, 2023.

All of the foregoing awards vest in full upon the occurrence of a change of control as defined by the LTIP, unless the holder is no longer eligible to participate in the LTIP at that time.

The options referred to above vest only if the 20-trading day volume-weighted average stock price of the Company's shares preceding the vesting date of each tranche exceeds the exercise price of USD 11.60. This hurdle is considered a market condition. Therefore, expenses would not be reversed, if the tranches do not ultimately vest. The RSUs referred to above have no performance-based vesting criteria. RSUs represent a right to receive a payment equal to the value of the RSU at the exercise date. The company has a choice to settle either in cash, in shares or a combination thereof. In line with this policy both types of awards are to be settled in shares and expire on the 10th anniversary of the grant date.

The fair value of the options as of the grant date was determined using a Monte Carlo simulation model. The Monte Carlo simulation model utilizes multiple input variables to estimate the probability that market conditions will be achieved. The input variables include stock price volatility of 75% based on other public companies in the relevant industry, and risk-free interest rate of 0.8% to estimate the probability of satisfying the market conditions and the resulting fair value of the award.

For the three and nine months ended September 30, 2020, the Company recognized EUR 812k of share-based payment expenses in the statement of comprehensive income in relation to these awards under the LTIP plan.